POST-EMPLOYMENT BENEFITS - Assumed and ultimate health care cost trend rates (Details) - Other post-employment benefit plans [member] - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average [member]
Average duration of benefit obligation [abstract]
Average duration of benefit obligation	15	14
Weighted average [member] | Active [member]
Average duration of benefit obligation [abstract]
Average duration of benefit obligation	19	18
Weighted average [member] | Retired [member]
Average duration of benefit obligation [abstract]
Average duration of benefit obligation	12	11
Weighted average [member] | Male [member]
Mortality assumptions per latest available standard mortality tables [abstract]
Average life expectancy - currently aged 65 years (2016 - 65 years)	25	22
Weighted average [member] | Female [member]
Mortality assumptions per latest available standard mortality tables [abstract]
Average life expectancy - currently aged 65 years (2016 - 65 years)	27	24
Assumed [member] | Weighted average [member]
Disclosure of defined benefit plans [line items]
Health care cost trend rate	6.00%	7.00%
Ultimate [member]
Disclosure of defined benefit plans [line items]
Fiscal year the rate reaches the ultimate trend rate	2023	2023
Ultimate [member] | Weighted average [member]
Disclosure of defined benefit plans [line items]
Health care cost trend rate	5.00%	5.00%